PROSPECTUS SUPPLEMENT
                                       for
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                               Variable Account I
                                       and
                           AIG LIFE INSURANCE COMPANY
                                 One Alico Plaza
                                 600 King Street
                              Wilmington, DE 19801
                               Dated May 31, 2001

Supplement to the Variable Annuity Profile and Prospectus for Variable Annuity Contracts dated May 1, 2001 issued by Variable Account I and AIG Life Insurance Company in the states of Washington and Oregon.

Throughout the prospectus delete all references to the fixed investment option that is part of the general account. The fixed investment option is not available in the states of Washington and Oregon.

Amend the headings indicated, as follows:

                            VARIABLE ANNUITY PROFILE

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5. EXPENSES
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If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven year period as follows:

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Premium Year      0     1     2     3       4      5       6      7
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Surrender Charge  6%    6%    5%    4%      3%     2%      1%     0%
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10.   OTHER INFORMATION
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Right to Examine and Cancel: You may cancel your contract within ten days by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will refund your full premium paid.

                                   PROSPECTUS

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                                  THE CONTRACT
================================================================================

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it by mailing it back to our Administrative Office:
Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. We will refund your full premium paid.

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                             CHARGES AND DEDUCTIONS
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Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

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Premium Year      0     1     2     3       4      5       6      7
-------------------------------------------------------------------------
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Surrender Charge  6%    6%    5%    4%      3%     2%      1%     0%
-------------------------------------------------------------------------

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract to each Contract Anniversary. It will not be collected after annuitization.

Premium Taxes

Premium taxes do not apply to contracts issued in the states of Washington and Oregon.

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                              ACCESS TO YOUR MONEY
================================================================================

Generally

4th paragraph,
Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,500 after the surrender. If the Contract Value would be less than $2,500 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.